Supplemental Cash Flow Information - Changes in Non-Cash Activities and Supplemental Cash Payments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Common shares issued under DRIP	$ (6)	$ (68)
Net right-of-use assets obtained in exchange for new operating lease liabilities	(227)	(50)
Net right-of-use assets obtained in exchange for new finance lease liabilities	(6)	(5)
Capital expenditures included in accounts payable and accrued liabilities	(33)	(7)
Interest paid (net of capitalized interest)	276	352
Income taxes paid	$ 23	$ 67